Business combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business combinations	Business combinations
29.1.    Acquisitions in 2021
During 2021, the Company realized business combinations with SimplesVet, VHSYS, Linx, Collact and Trampolin. The transaction details are presented as follows.
SimplesVet
On April 1, 2021, the Group acquired a 50.0% interest in SimplesVet Tecnologia S.A (“SimplesVet”), which is an unlisted company based in Salvador, Brazil, that develops management software for veterinary clinics, pet shops and autonomous veterinarians. Through this acquisition, the Group expects to obtain synergies in servicing its clients. The Group determined they had control based on the voting power over the main decisions of the company.
VHSYS
On April 1, 2021, the Group obtained the control of VHSYS through a step acquisition, which started on June 4, 2019, with the acquisition of 33.33% interest. On April 1, 2021, through a capital increase and buying some shares from selling shareholders the Group acquired VHSYS’s control with a 50% interest. VHSYS is an unlisted company based in Paraná, Brazil, that is an omni-channel, cloud-based, Application Programming Interface (“API”) driven, Point of Sale (“POS”) and Enterprise Resource Planning (“ERP”) platform built to serve an array of service and retail businesses. The self-service platform consists of over 40 applications, accessible a la carte, such as order and sales management, invoicing, dynamic inventory management, cash and payments management, CRM, along with marketplace, logistics, and e-commerce integrations, among others, with which the Company expects to obtain synergies in its services to clients. The Group determined they had control based on the voting power over the main decisions of the company.
Linx
On November 17, 2020, Linx S.A (“Linx”) held an Extraordinary General Meeting that approved the business combination between STNE Participações S.A. (“STNE Par”) that holds the software investments business of the Group and Linx, a leading provider of retail management software in Brazil. The transaction was unanimously approved by the Brazilian Antitrust Authority (“CADE”) on June 16, 2021, with no restrictions, and was completed on July 01, 2021. Pursuant to the terms and subject to the conditions set forth in the Association Agreement and its amendments, each Linx share issued and outstanding immediately prior to the consummation of the transaction was automatically contributed to the Group in exchange for one newly issued redeemable STNE Par Class A Preferred Share and one newly issued redeemable STNE Par Class B Preferred Share. Immediately thereafter, each STNE Par Class A Preferred Share was redeemed for a cash payment of R$33.5229 updated pro rata die according to the CDI rate variation from February 11, 2021 until the date of the effective payment and each STNE Par Class B Preferred Share was redeemed for 0.0126730 BDR (Brazilian Depositary Receipt) Level 1 (“StoneCo BDR”), admitted to trading on B3, and credited to the shareholders’ account on July 01, 2021, provided that each 1 (one) StoneCo BDR corresponded to 1 (one) StoneCo Class A Share (the “Base Exchange Ratio”). The Base Exchange Ratio was calculated on a fully diluted basis, assuming a number of fully diluted shares of Linx of 178,361,138 on the transaction consummation date and represented a total consideration of R$37.78 for each Linx share.
Collact
On August 17, 2021, the Group obtained the control of Collact through a step acquisition, which started on February 6, 2019, with the acquisition of 25% interest. On August 17, 2021, after buying shares from selling shareholders the Group acquired Collact’s control with a 100% interest. Collact is a private company based in the State of São Paulo, that develops customer relationship management (“CRM”) software for customer engagement, focused mainly on the food service segment, with which the Company expects to obtain synergies in its services to clients.
Trampolin
On August 20, 2021, the Group obtained the control of Trampolin Pagamentos S.A. (“Trampolin”), through a payment in cash and the delivery of STNE shares, of which 50% will be vested after 36 months and 50% after the achievement of some operational goals. There is also a contingent consideration that might be paid after five years from the acquisition date. Trampolin is a “banking as a service” fintech that has developed a software that allows other companies to offer banking functionality on their own systems and/or offer white label digital wallet applications.
29.1.1.    Financial position of the business acquired
The net assets acquired, at fair value, on the date of the business combination, and the goodwill amount originated in the transaction are presented below.

Fair value	SimplesVet (as of April 01, 2021) (*)	VHSYS (as of April 01, 2021) (*)	Linx (as of July 01, 2021) (*)	Collact (as of July 31, 2021) (*)	Trampolin (as of July 31, 2021) (*)	Total

Cash and cash equivalents	11,107	13,731	41,618	38	294	66,788
Short-term investments	—	—	431,444	—	—	431,444
Accounts receivable from card issuers	—	—	349,471	—	—	349,471
Trade accounts receivable (a)	96	351	212,567	29	130	213,173
Recoverable taxes	—	—	43,927	—	—	43,927
Prepaid expenses	—	—	4,735	—	—	4,735
Deferred tax assets (b)	—	—	47,362	—	—	47,362
Property and equipment (c)	179	2,232	200,420	389	9	203,229
Intangible assets	—	2,522	56,917	—	—	59,439
Intangible assets - Customer relationship (c)	15,924	6,134	1,471,741	—	—	1,493,799
Intangible assets - Software (c)	2,807	14,583	340,780	11,634	7,874	377,678
Intangible assets - Trademarks and patents (c)	—	—	214,578	774	—	215,352
Other assets	137	109	77,367	322	2	77,937
Total assets	30,250	39,662	3,492,927	13,186	8,309	3,584,334

Accounts payable to clients	—	—	332,902	—	—	332,902
Trade accounts payable	106	3,515	107,205	261	—	111,087
Loans and financing	—	1,525	346,151	—	—	347,676
Labor and social security liabilities	566	2,019	85,829	852	—	89,266
Taxes payable	—	—	34,635	10	—	34,645
Deferred tax liabilities (c)	6,369	7,044	608,749	4,219	2,677	629,058
Provision for contingencies (b)	—	—	164,259	—	—	164,259
Other liabilities	843	177	111,233	902	125	113,280
Total liabilities	7,884	14,280	1,790,963	6,244	2,802	1,822,173

Net assets and liabilities	22,366	25,382	1,701,964	6,942	5,507	1,762,161
Consideration paid (Note 29.1.3)	39,583	55,411	6,737,900	14,116	24,993	6,872,003
Goodwill	17,217	30,029	5,035,936	7,174	19,486	5,109,842

(*) Identification and measurement of assets acquired, liabilities assumed, consideration transferred, and goodwill are preliminary.
(a) The gross contractual amounts for Linx is R$225,185. For the others acquirees the differences between gross and net amounts are not material.
(b)   A provision for contingent liabilities at fair value of R$164,259 was recognized on a preliminary basis at the acquisition date resulting from civil, labor and tax claims against Linx. The claims are subject to legal arbitration and to the Group’s re-assessment at the end of each reporting period, based on the expected probable outcome (see Note 19). The Group reviewed all the other liabilities at fair value and the effects of the measurement of these liabilities at fair value is not material. As result of the remeasurement of the provision for contingencies and other liabilities at fair value, the Group recognized the respective deferred tax asset.

(c)   The Company carried out an assessment of fair value of the assets acquired in the business combination, having identified customer relationship, trademarks and patents, and software as intangible assets. Details on the methods and assumptions adopted for evaluate these assets are described on Note 29.1.2. Additionally, the Group reviewed the fair value of all other assets previously recognized by the acquirees, recognizing an increase of R$20,297 in the property and equipment by the Linx acquisition, originated from the difference between the fair value and the carrying amount of this asset. As result of the remeasurement of the intangible assets and the property and equipment at fair value, the Group recognized the respective deferred tax liability.

29.1.2.    Intangible assets arised from the business combination
The assumptions adopted to measure the fair value of intangible assets identified in the business combination are described below, as well as whether the assessment is preliminary or final.
Customer relationship

	SimplesVet	VHSYS	Linx

Amount	$15,924	$6,134	$1,471,741
Method of evaluation	MEEM (*)	MEEM (*)	MEEM (*)
Estimated useful life (a)	7 years	4 years	31 years and 6 months to 34 years and 6 months
Discount rate (b)	16%	16%	10.3%
Source of information	Acquirer’s management internal projections	Acquirer’s management internal projections	Acquirer’s management internal projections
Assessment status	Preliminary	Preliminary	Preliminary

(*) Multi-Period Excess Earnings Method (“MEEM”)
(a)   Useful lives were estimated based on internal benchmarks. In the case of Linx useful life considers the observed behaviour of Linx customers who historically present a very low level of churn. The asset was measured for each of the Linx subsidiaries and for this reason the useful life is variable.

(b) Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
Software

	SimplesVet	VHSYS	Linx	Collact	Trampolin

Amount	2,807	14,583	340,780	11,634	7,874
Method of evaluation	Replacement cost	Replacement cost	Relief from royalties	Replacement cost	Replacement cost
Estimated useful life (a)	5 years	5 years	4 years to 10 years	4 years	5 years
Discount rate (b)	15.6%	15.6%	10.3%	18.0%	18.0%
Source of information	Historical data	Historical data	Acquirer’s management internal projections	Historical data	Historical data
Assessment status	Preliminary	Preliminary	Preliminary	Preliminary	Preliminary

(a) Useful lives were estimated based on internal benchmarks. The asset was measured for each of the Linx subsidiaries and for this reason the useful life is variable.
(b) Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
Trademark and patents

	Linx	Collact

Amount	214,578,000	774
Method of evaluation	Relief from royalties	Relief from royalties
Estimated useful life (a)	Indefinite	25 years
Discount rate (b)	10.3%	18.0%
Source of information	Acquirer’s management internal projections	Acquirer’s management internal projections
Assessment status	Preliminary	Preliminary

(a) Useful lives were estimated based on internal benchmarks.
(b) Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
29.1.3.    Consideration paid
The fair value of the consideration paid on the business combination were as follows:

	SimplesVet	VHSYS	Linx	Collact	Trampolin	Total

Cash consideration paid to the selling shareholders	15,650	18,656	4,752,811	3,173	13,402	4,803,692
Cash consideration to be paid to the selling shareholders	5,750	—	—	167	—	5,917
Previously held equity interest in the acquiree, at fair value (a)	—	24,064	1,335,603	3,529	—	1,363,196
Shares of the Company issued to selling shareholders	—	—	618,514	—	—	618,514
Shares of the Company to be issued to the selling shareholders	—	—	—	—	9,897	9,897
Loans converted into shares	—	—	—	5,247	—	5,247
Non-controlling interest in the acquiree (b)	11,183	12,691	—	—	—	23,874
Contingent consideration (c)	7,000	—	30,972	2,000	1,694	41,666
Total	39,583	55,411	6,737,900	14,116	24,993	6,872,003

(a)   Refers to the acquiree’s shares previously acquired in stock market or from the selling shareholders.
As a result of the step acquisition of VHSYS, the Group recognized a gain of R$12,010 by the difference between the previously held 33.33% interest in VHSYS, at fair value, in the amount of R$24,064, and its carrying amount, of R$12,054.
As a result of the step acquisition of Collact, the Group recognized a gain of R$3,838 by the difference between the previously held 25% interest in Collact, at fair value, in the amount of R$3,529, and its carrying amount, of R$(309).

(b)  The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.

(c)  SimplesVet’s contingent consideration will be transferred to the selling shareholders after the closing of the 2022 fiscal year and is determined based on predetermined formulas mainly based in the amount of revenue and profitability that the acquired company will have at the end of 2022.
Collact’s contingent consideration is related to revenue performance in 2021 fiscal year and will be paid to selling shareholders in 2022.
Trampolin’s contingent consideration will be paid to selling shareholders if the performance obligations related to revenue and number of active customers specified in the investment agreement are met within the next 36 months from the date of acquisition of the business.
Regarding Linx acquisition, the amount of R$30,972 refers to share-based payments that may be paid in the next months.

29.1.4.    Acquisition-related costs
Until December 31, 2021, the calculated costs related to Linx acquisition were R$106,160 – of which R$28,369 were costs incurred in 2020 and R$77,791 in 2021 – recognized in the statement of profit or loss under administrative expenses. The Group estimates that total costs related to Linx’s acquisition will be R$110,627.
29.1.5.    Revenue and profit contribution
The combined statement of profit or loss from the acquisition date through December 31, 2021 for all companies acquired in 2021, is presented below:

2021

Net revenue from transaction activities and other services	61,007
Net revenue from subscription services and equipment rental	486,846
Financial income	14,273
Other financial income	748
Total revenue and income	562,874

Cost of services	(315,089)
Administrative expenses	(139,182)
Selling expenses	(107,308)
Financial expenses, net	(33,242)
Other income (expenses), net	(26,655)
(621,476)

Loss before income taxes	(58,602)

Current income tax and social contribution	(7,922)
Deferred income tax and social contribution	5,833
Loss for the period	(60,691)
Total revenue and net income for the Group is presented below on a pro-forma basis assuming the acquisitions occurred at the beginning of the year of each acquisition:

2021

Pro-forma total revenue and income	5,313,515
Pro-forma net income	(1,517,682)
This pro-forma financial information is presented for informational purposes only and does not purport to represent what the Company’s results of operations would have been had it completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.
29.2.    Acquisitions in 2020
During 2020, the Company realized business combinations with some companies, including MLabs, Questor, Sponte and Creditinfo Caribbean. The acquisitions of these companies were measured in 2020 based on preliminary assessment and included in the December 31, 2020 consolidated financial statements. The assessments were completed in 2021, and the effects are presented in the consolidated financial statements as of December 31, 2021. The transactions details are presented as follows.
MLabs
On September 1, 2020, the Group acquired a 51.5% interest in MLabs, an unlisted company based in São Paulo, Brazil, that develops software and services for social media management. Through this acquisition, the Group expects to obtain synergies in servicing its clients. The shareholders shall approve the stock option plan of MLabs limited to 2.912% of the total share capital of MLabs. Therefore, after the referred approval, STNE Par shall hold 50% interest in MLabs.
Questor
On October 1, 2020, the Group acquired a 50.0% interest in Questor, an unlisted company based in Santa Catarina, Brazil, that develops management software for accounting offices. Through this acquisition, the Group expects to obtain synergies in servicing its clients. The Group determined they had control based on the voting power over the main decisions of the company. The Group also holds an option to acquire an additional interest in the period from two to three years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 50.0% interest in Questor.
Sponte
On November 5, 2020, the Group acquired a 90.0% interest in Sponte, an unlisted company based in Paraná, Brazil, that develops management software for education. Through this acquisition, the Group expects to obtain synergies in servicing its clients.
Creditinfo Caribbean
On November 5, 2020, the Group acquired a 53.05% interest in StoneCo CI Ltd, Creditinfo Jamaica Ltd, Creditinfo Guyana Inc and Creditadvice Barbados Ltd. (all together described as “Creditinfo Caribbean”), private credit bureaus companies which the main products are credit reports, credit scores, monitoring, international business reports and a suite of value-added services, based in Cayman, Jamaica, Guyana and Barbados, respectively, with which the Company expects to grow in a developing market. The Group also holds an option to acquire an additional interest in the period from 2 to 5 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 46.95% interest in Creditinfo Caribbean.
29.2.1.    Financial position of the business acquired
The net assets acquired, at fair value, on the date of the business combination, and the goodwill amount originated in the transaction considering the preliminary and the final assessments are presented below.
29.2.1.1.    MLabs

Fair value	Preliminary amounts	Adjustments	Final amounts

Cash and cash equivalents	9,406	—	9,406
Trade accounts receivable	944	—	944
Property and equipment	1,695	—	1,695
Intangible asset - Customer relationship (a)	2,750	12,294	15,044
Deferred tax assets	—	1,562	1,562
Other assets	15,610	—	15,610
Total assets	30,405	13,856	44,261

Trade accounts payable	146	—	146
Labor and social security liabilities	980	142	1,122
Taxes payable	—	209	209
Deferred tax liabilities	935	4,180	5,115
Other liabilities	1,475	4,242	5,717
Total liabilities	3,536	8,773	12,309

Net assets and liabilities (b)	26,869	5,083	31,952
Consideration paid (Note 29.2.3.1)	69,636	(1,757)	67,879
Goodwill	42,767	(6,840)	35,927

(a)  The Company carried out an assessment of fair value of the assets acquired in the business combination, having identified Customer relationship as intangible asset. Details on the methods and assumptions adopted for evaluate these assets are described on Note 29.2.2.

(b)   The net assets recognized in the December 31, 2020 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by MLabs. The valuation had not been completed by the date the 2020 financial statements were approved for issue by the Board of Directors. In the third quarter of 2021, the valuation was completed.

29.2.1.2.    Questor

Fair value	Preliminary amounts	Adjustments	Final amounts

Cash and cash equivalents	4,354	(12)	4,342
Trade accounts receivable	1,664	732	2,396
Property and equipment	1,575	393	1,968
Intangible asset	1,119	(1,119)	—
Intangible asset - Customer relationship (a)	23,649	(17,773)	5,876
Intangible asset - Software (a)	4,437	47,653	52,090
Intangible asset - Trademarks and patents (a)	—	5,734	5,734
Other assets	11,539	(498)	11,041
Total assets	48,337	35,110	83,447

Trade accounts payable	47	745	792
Labor and social security liabilities	2,822	—	2,822
Taxes payable	—	582	582
Deferred tax liabilities	9,549	12,109	21,658
Provision for contingencies (b)	—	7,040	7,040
Other liabilities	3,482	(1,831)	1,651
Total liabilities	15,900	18,645	34,545

Net assets and liabilities (c)	32,437	16,465	48,902
Consideration paid (Note 29.2.3.2)	58,324	7,303	65,627
Goodwill	25,887	(9,162)	16,725

(a)  The Company carried out an assessment of fair value of the assets acquired in the business combination, having identified Customer relationship, Software, and Trademarks and patents as intangible assets. Details on the methods and assumptions adopted for evaluate these assets are described on Note 29.2.2.

(b)   A provision for contingent liabilities at fair value of R$7,040 was recognized at the acquisition date resulting from tax claims against Questor. The claims are subject to legal arbitration and to the Group's re-assessment at the end of each reporting period, based on the expected probable outcome. The subsequent changes will be recognized in profit or loss.

(c)   The net assets recognized in the December 31, 2020 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Questor. The valuation had not been completed by the date the 2020 financial statements were approved for issue by the Board of Directors. In the third quarter of 2021, the valuation was completed.

29.2.1.3.    Sponte

Fair value	Preliminary amounts	Adjustments	Final amounts

Cash and cash equivalents	1,487	(592)	895
Trade accounts receivable	824	2,665	3,489
Property and equipment	811	9	820
Intangible asset	9	(9)	—
Intangible asset - Customer relationship (a)	8,784	6,606	15,390
Intangible asset - Software (a)	—	10,354	10,354
Intangible asset - Trademarks and patents (a)	—	6,632	6,632
Other assets	681	—	681
Total assets	12,596	25,665	38,261

Trade accounts payable	93	11	104
Labor and social security liabilities	2,069	—	2,069
Taxes payable	—	285	285
Deferred tax liabilities	2,987	8,021	11,008
Other liabilities	2,173	(299)	1,874
Total liabilities	7,322	8,018	15,340

Net assets and liabilities (b)	5,274	17,647	22,921
Consideration paid (Note 29.2.3.3)	80,553	8,568	89,121
Goodwill	75,279	(9,079)	66,200

(a) The Company carried out an assessment of fair value of the assets acquired in the business combination, having identified Customer relationship, Software, and Trademarks and patents as intangible assets. Details on the methods and assumptions adopted for evaluate these assets are described on Note 29.2.2.

(b)   The net assets recognized in the December 31, 2020 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Sponte. The valuation had not been completed by the date the 2020 financial statements were approved for issue by the Board of Directors. In the third quarter of 2021, the valuation was completed.

29.2.1.4.    Creditinfo Caribbean

Fair value	Preliminary amounts	Adjustments	Final amounts

Cash and cash equivalents	9,494	—	9,494
Trade accounts receivable	2,181	1,707	3,888
Property and equipment	800	—	800
Intangible asset	3,669	—	3,669
Intangible asset - Customer relationship (a)	7,285	(2,953)	4,332
Intangible asset - Exclusivity right (a)	38,827	(38,827)	—
Intangible asset - Software (a)	—	46,385	46,385
Intangible asset - Operating license (a)	—	7,121	7,121
Deferred tax assets	1,531	39	1,570
Other assets	1,908	(1,707)	201
Total assets	65,695	11,765	77,460

Trade accounts payable	2,334	(30)	2,304
Labor and social security liabilities	23	—	23
Taxes payable	—	222	222
Other liabilities	319	(154)	165
Total liabilities	2,676	38	2,714

Net assets and liabilities (b)	63,019	11,727	74,746
Consideration paid (Note 29.2.3.4)	102,868	(3,000)	99,868
Goodwill	39,849	(14,727)	25,122

(a)  The Company carried out an assessment of fair value of the assets acquired in the business combination, having identified Customer relationship, Software and Operating license as intangible assets. Operating license refers to the right conceded by the local government authority for Creditinfo Caribbean operate in Jamaica and Guyana. Details on the methods and assumptions adopted for evaluate these assets are described on Note 29.2.2.

(b)   The net assets recognized in the December 31, 2020 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Creditinfo Caribbean. The valuation had not been completed by the date the 2020 financial statements were approved for issue by the Board of Directors. In the fourth quarter of 2021, the valuation was completed.

29.2.2.    Intangible assets arised from the business combination
The assumptions adopted to measure the fair value of intangible assets identified in the business combination are described below.
Customer relationship

	MLabs	Questor	Sponte	Creditinfo Caribbean

Amount	15,044	5,876	15,390	4,332
Method of evaluation	Replacement cost	MEEM (*)	MEEM (*)	Replacement cost
Estimated useful life (a)	1 year and 7 months	13 years and 3 months	14 years and 2 months	6 months to 2 years and 10 months
Discount rate (b)	16.6%	17.2%	14.5%	14.3%
Source of information	Acquirer’s management internal projections	Acquirer’s management internal projections	Acquirer’s management internal projections	Acquirer’s management internal projections

(*) Multi-Period Excess Earnings Method (“MEEM”)
(a) Useful lives were estimated based on internal benchmarks. The asset was measured for each of the Creditinfo Caribbean companies and for this reason the useful life is variable.
(b) Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
Software

	Questor	Sponte	Creditinfo Caribbean

Amount	52,090	10,354	46,385
Method of evaluation	Replacement cost	Replacement cost	MEEM (*)
Estimated useful life (a)	10 years	10 years	7 years
Discount rate (b)	18.2%	15.5%	15.3%
Source of information	Historical data	Estimated costs	Estimated costs

(*)	Multi-Period Excess Earnings Method (“MEEM”)
(a)	Useful lives were estimated based on internal benchmarks.
(b)	Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
Trademark and patents

	Questor	Sponte

Amount	5,734	6,632
Method of evaluation	Relief from royalties	Relief from royalties
Estimated useful life (a)	Indefinite	Indefinite
Discount rate (b)	18.2%	15.5%
Source of information	Acquirer’s management internal projections	Acquirer’s management internal projections

(a)	Useful lives were estimated based on internal benchmarks.
(b)	Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
Operating license

Creditinfo Caribbean

Amount	7,121
Method of evaluation	Replacement cost
Estimated useful life (a)	4 months to 1 year and 6 months
Discount rate (b)	14.3%
Source of information	Historical data

(a)	Useful lives were estimated based on internal benchmarks. The asset was measured for each of the Creditinfo Caribbean companies and for this reason the useful life is variable.
(b)	Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
29.2.3.    Consideration paid
The fair value of the consideration paid on the business combination were as follows.
29.2.3.1.    MLabs

	Preliminary amounts	Adjustments	Final amounts

Cash consideration paid to the selling shareholders in 2020	37,371	(98)	37,273
Cash consideration to be paid to the selling shareholders after 2020	15,110	—	15,110
Non-controlling interest in the acquiree (a)	13,031	2,465	15,496
Contingent consideration (b)	4,124	(4,124)	—
Total	69,636	(1,757)	67,879

(a)	The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. The adjustment refers to the effect of non-controlling shareholders interest on the change in the value of net assets acquired as result of final assessment.
(b)
MLab’s contingent consideration will be paid to the selling shareholders after the closing of the 2022 fiscal year and is determined based on predetermined formulas mainly based in the amount of revenue that the acquired company will have at the end of 2022. The contingent consideration is limited to R$11,741. The adjustment refers to changes in the Group’s projections regarding MLab’s revenue for 2022 fiscal year.

29.2.3.2.    Questor

	Preliminary amounts	Adjustments	Final amounts

Cash consideration paid to the selling shareholders in 2020	46,296	—	46,296
Cash consideration to be paid to the selling shareholders after 2020	3,031	—	3,031
Non-controlling interest in the acquiree (a)	16,218	8,233	24,451
Call option in the acquiree (b)	(10,891)	(10)	(10,901)
Contingent consideration (c)	3,670	(920)	2,750
Total	58,324	7,303	65,627

(a)	The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. The adjustment refers to the effect of non-controlling shareholders interest on the change in the value of net assets acquired as result of final assessment.
(b)
The option has been evaluated in accordance with pre-determined formulas and was recorded in the consolidated statement of financial position as Derivative financial instruments. R$10,901 represents the final evaluate on acquisition date. This value is periodically recalculated, being subject to increase or decrease, and as of December 31, 2021 is included in the amount of R$9,044 mentioned in Note 2.1.

(c)	Questor’s contingent consideration will be paid to the selling shareholders after the closing of the 2021 fiscal year and is determined based on predetermined formulas mainly based in the amount of revenue, number of new clients and profit margin that Questor will have at the end of 2021.
29.2.3.3.    Sponte

	Preliminary amounts	Adjustments	Final amounts

Cash consideration paid to the selling shareholders in 2020	56,500	—	56,500
Cash consideration to be paid to the selling shareholders after 2020	6,500	—	6,500
Non-controlling interest in the acquiree (a)	527	1,765	2,292
Contingent consideration (b)	17,026	6,803	23,829
Total	80,553	8,568	89,121

(a)
The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. The adjustment refers to the effect of non-controlling shareholders interest on the change in the value of net assets acquired as result of final assessment.

(b)
Sponte’s contingent consideration will be paid to the selling shareholders after the closing of the 2023 fiscal year and is determined based on predetermined formulas mainly based in the amount of revenue that Sponte will have at the end of 2023. The contingent consideration is limited to R$31,500.

29.2.3.4.    Creditinfo Caribbean

	Preliminary amounts	Adjustments	Final amounts

Cash consideration paid to the selling shareholders in 2020	73,281	—	73,281
Obligation related to the source code acquisition (a)	—	5,015	5,015
Non-controlling interest in the acquiree (b)	29,587	5,506	35,093
Call option in the acquiree (c)	—	(13,521)	(13,521)
Total	102,868	(3,000)	99,868

(a)    The obligation refers to an option of the Company to acquire the source code for the Credit Bureau System of the Creditinfo Caribbean for permanently use in Guyana, Caribbean or Brazil, becoming independent from Creditinfo Group HF. (seller shareholder). The Group has until 7 years starting from the acquisition date to exercise this option to obtain the definitive right over the software.

(b)     The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. The adjustment refers to the effect of non-controlling shareholders interest on the change in the value of net assets acquired as result of final assessment.

(c)   The option has been evaluated in accordance with pre-determined formulas and was recorded in the consolidated statement of financial position as Derivative financial instruments. R$13,521 represents the final evaluate on acquisition date. This value is periodically recalculated, being subject to increase or decrease, and as of December 31, 2021 is included in the amount of R$9,044 mentioned in the Note 2.1.

29.3.    Acquisition of assets
The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs.
The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
On July 5, 2021, the Group acquired 100.0% interest in Nodis Tecnologia S.A. (“Nodis”), through the conversion of convertible loans in the amount of R$8,202, the delivery of R$849 in STNE shares and disbursements in the amount of R$2,220. Through this transaction, the Group acquired an all-channel retail technology to digitize customers from the physical world and help them sell through multiple channels.
After assessing the transaction, the Group determined that the acquisition of Nodis did not constitute business combination, being recognized as asset acquisition, and therefore recorded at cost. Cost was allocated to the individual identifiable assets and liabilities based on their relative fair values at the date of purchase. The respective intangible assets were recognized and measured based on an allocation of the overall cost of the transaction, with reference to their relative fair values. No goodwill was recognized.